LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 4 – LONG-TERM DEBT

Debt consists of the following:

	March 31,	December 31,
	2014	2013
Revolving Line of Credit	$18,555	$27,269
Various notes payable, maturing through December 2016; payable in various monthly installments, including interest rates ranging from 0.0% to 10.0%	820	757

	19,375	28,026
Less: current maturities	(268)	(255)

Long-term debt, less current maturities	$19,107	$27,771

We are a party to a revolving loan and security agreement with a lender (the “Credit Agreement”) (most recently amended on January 27, 2014). The Credit Agreement provides for a Revolving Line of Credit (the “LOC”) with a maximum limit of $50,000. The LOC is due May 4, 2016 with interest at either 1) the Eurodollar rate (“LIBOR”) or 2) the Alternate Base Rate (which approximates the Prime Rate), plus a margin based on the type of rate applied. We had $16,000 and $24,500 outstanding on the LOC at 1-month LIBOR including margin (2.25%) as of March 31, 2014 and December 31, 2013, respectively. We also had $2,555 and $2,769 outstanding on the LOC at the Alternate Base Rate including margin (4.25%) as of March 31, 2014 and December 2013, respectively.

The LOC permits borrowings based on a stated percentage of eligible accounts receivable and inventories. The borrowings on the LOC are also subject to a minimum availability reserve. We had additional available borrowings of $21,101 and $15,556 under our LOC as of March 31, 2014 and December 31, 2013, respectively. In addition, we are required to pay a monthly fee of 0.375% per annum on the average unused commitment under the LOC. Amounts outstanding under the Credit Agreement are collateralized by a first lien security position on all assets, including, but not limited to, all real estate, property, equipment, receivables and inventories.

The Credit Agreement also contains various restrictive non-financial covenants that include more frequent borrowing base reporting if the minimum availability falls below a certain threshold, and several limitations on specific changes that would result in incurring additional debts or pledging our assets, including restrictions on distributions to be made to our stockholders. The Credit Agreement also contains a provision that upon an event of default (as defined within the Credit Agreement), amounts outstanding under the LOC would bear interest at the rate as determined above plus 2%.

The Credit Agreement also allows us to issue Letters of Credit not to exceed $10,000 in the aggregate. To support our insurance programs, there were outstanding Letters of Credit of $7,175 as of March 31, 2014 and December 31, 2013, respectively.

NOTE 5 – LONG-TERM DEBT

Debt consists of the following:

	As of December 31,
	2012	2013
Revolving Lines of Credit	$17,231	$27,269

Various notes payable, maturing through December 2016; payable in various monthly installments, including interest rates ranging from 0.0% to 10.0%	660	757

	17,891	28,026
Less: current maturities	(186)	(255)

Long-term debt, less current maturities	$17,705	$27,771

We are a party to a revolving loan and security agreement with a lender (the “Credit Agreement”) (most recently amended in January, 2014). The Credit Agreement provides for a Revolving Line of Credit (the “LOC”) with a maximum limit of $50,000. The LOC is due May 4, 2016 with interest at either 1) the Eurodollar rate (“LIBOR”) or 2) the Alternate Base Rate (which approximates the Prime Rate), plus a margin based on the type of rate applied. We had $16,000 and $24,500 outstanding on the LOC at 1-month LIBOR including margin (2.25%—3.75%) as of December 31, 2012 and (2.25%) as of December 31, 2013. We also had $1,231 and $2,769 outstanding on the LOC at the Alternate Base Rate including margin (4.25%) as of December 31, 2012 and 2013, respectively.

The LOC permits borrowings based on a stated percentage of eligible accounts receivable and inventories. The borrowings on the LOC are also subject to a minimum availability reserve. We have available borrowings of $15,492 and $15,556 under our LOC as of December 31, 2012 and 2013, respectively. In addition, we are required to pay a monthly fee of 0.375% per annum on the average unused commitment under the LOC. Amounts outstanding under the Credit Agreement are collateralized by a first lien security position on all assets, including, but not limited to, all real estate, property, equipment, receivables and inventories.

The Credit Agreement also contains various restrictive non-financial covenants that include more frequent borrowing base reporting if the minimum availability falls below a certain threshold, and several limitations on specific changes that would result in incurring additional debts or pledging our assets, including restrictions on distributions to be made to our stockholders. The Credit Agreement also contains a provision that upon an event of default (as defined within the Credit Agreement), amounts outstanding under the LOC would bear interest at the rate as determined above plus 2%.

The Credit Agreement also allows us to issue Letters of Credit not to exceed $10,000 in the aggregate. To support our insurance programs, there were outstanding Letters of Credit of $8,389, $7,278 and $7,175 as of December 31, 2011, 2012 and 2013, respectively.

IBP II was a party to a separate credit agreement with a different lender dated September 28, 2007 (as most recently amended on March 25, 2011). This credit agreement initially consisted of a revolving line of credit and a term loan. In March, 2011, certain of the then members of IBP II contributed $12,010 in the form of common members’ equity. These funds were then used to pay down amounts outstanding under the IBP II credit agreement. The IBP II credit agreement was fully repaid in connection with the Recapitalization. See Note 1, Organization and Recapitalization, for further details.

Aggregate maturities of long-term debt are as follows:

2014	255
2015	284
2016	27,487

$28,026